Non-controlling interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 70,547	$ 67,574
2degrees
Noncontrolling Interest [Line Items]
Non-controlling interest	22,092	19,059
Nueva Tel
Noncontrolling Interest [Line Items]
Non-controlling interest	48,771	48,885
Salamanca Solutions
Noncontrolling Interest [Line Items]
Non-controlling interest	$ (316)	$ (370)